Liquidity and Capital Resources (Details Narrative) (Mymd Pharmaceuticals Inc.) - USD ($)	Nov. 30, 2020	Nov. 11, 2020
Mymd Pharmaceuticals Inc. [Member] | Secured Promissory Note [Member]
Debt face amount	$ 3,000,000	$ 3,000,000